Financial instruments - Financial Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Commitments [Line Items]
Carrying amount	$ 207,261
Contractual cash flows	291,342
Contractual obligation, due less than 1 year	157,799
Contractual obligation, due 1-3 years	38,452
Contractual obligation, due 4-5 years	52,532
Contractual obligation, due after 5 years	42,559
Accounts payable	93,245	$ 57,454
Capital lease obligations
Other Commitments [Line Items]
Carrying amount	781
Contractual cash flows	826
Contractual obligation, due less than 1 year	473
Contractual obligation, due 1-3 years	268
Contractual obligation, due 4-5 years	85
Contractual obligation, due after 5 years	0
Unsecured subordinated debentures
Other Commitments [Line Items]
Carrying amount	40,463
Contractual cash flows	43,727
Contractual obligation, due less than 1 year	43,727
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Senior financing
Other Commitments [Line Items]
Carrying amount	9,949
Contractual cash flows	10,476
Contractual obligation, due less than 1 year	6,893
Contractual obligation, due 1-3 years	767
Contractual obligation, due 4-5 years	758
Contractual obligation, due after 5 years	2,058
Royalty agreements
Other Commitments [Line Items]
Contractual cash flows	45,979
Contractual obligation, due less than 1 year	1,500
Contractual obligation, due 1-3 years	9,590
Contractual obligation, due 4-5 years	16,776
Contractual obligation, due after 5 years	18,113
Senior revolving financing facility
Other Commitments [Line Items]
Carrying amount	10,553
Contractual cash flows	11,793
Contractual obligation, due less than 1 year	1,039
Contractual obligation, due 1-3 years	4,026
Contractual obligation, due 4-5 years	4,336
Contractual obligation, due after 5 years	2,392
Convertible debt
Other Commitments [Line Items]
Carrying amount	17,286
Contractual cash flows	24,456
Contractual obligation, due less than 1 year	1,575
Contractual obligation, due 1-3 years	3,150
Contractual obligation, due 4-5 years	19,731
Contractual obligation, due after 5 years	0
Operating lease commitments
Other Commitments [Line Items]
Carrying amount	10,845
Contractual cash flows	57,009
Contractual obligation, due less than 1 year	9,347
Contractual obligation, due 1-3 years	16,820
Contractual obligation, due 4-5 years	10,846
Contractual obligation, due after 5 years	19,996
Royalty payments
Other Commitments [Line Items]
Contractual cash flows	3,831
Contractual obligation, due less than 1 year	0
Contractual obligation, due 1-3 years	3,831
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Accounts payable	2,577	$ 2,387
Accounts payable and accrued liabilities
Other Commitments [Line Items]
Carrying amount	93,245
Contractual cash flows	93,245
Contractual obligation, due less than 1 year	93,245
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	$ 0